Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Apr. 26, 2011
Supplement Text Block	pstx_SupplementTextBlock

Pioneer Multi-Asset Floating Rate Fund

Supplement to the Prospectus and Summary Prospectus, each dated April 26, 2011 (as revised December 30, 2011)

Class C Purchases

Effective June 30, 2012, the fund is making the following changes relating to Class C share purchases:

  The 1% contingent deferred sales charge (CDSC) will be eliminated for shares purchased after June 30, 2012.
  The distribution and service (12b-1) fee will be lowered to 0.50% from 1.00%.

Class C Expense Cap

In addition, effective June 30, 2012, Pioneer Investment Management, Inc.("Pioneer") has modified the expense limitation arrangement for Class C shares.

  Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.15% of the average daily net assets attributable to Class C Shares. The expense limit will be in effect through August 1, 2013.

Pioneer Multi-Asset Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pstx_SupplementTextBlock

Pioneer Multi-Asset Floating Rate Fund

Supplement to the Prospectus and Summary Prospectus, each dated April 26, 2011 (as revised December 30, 2011)

Class C Purchases

Effective June 30, 2012, the fund is making the following changes relating to Class C share purchases:

  The 1% contingent deferred sales charge (CDSC) will be eliminated for shares purchased after June 30, 2012.
  The distribution and service (12b-1) fee will be lowered to 0.50% from 1.00%.

Class C Expense Cap

In addition, effective June 30, 2012, Pioneer Investment Management, Inc.("Pioneer") has modified the expense limitation arrangement for Class C shares.

  Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.15% of the average daily net assets attributable to Class C Shares. The expense limit will be in effect through August 1, 2013.